Business Segment Information (Amounts Of Consolidated Revenue, Expense, Tax And Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 number		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net interest income	$ 688,667		$ 700,832		$ 730,838
Provision/(provision credit) for loan losses	78,000		44,000		270,000
Noninterest income	671,329		786,011		932,725
Noninterest expense	1,383,701		1,292,995		1,341,810
Income/(loss) before income taxes	(101,705)		149,848		51,753
Provision/(benefit) for income taxes (Note 16)	(85,262)		15,836		(21,182)
Income/(loss) from continuing operations	(16,443)		134,012		72,935
Income/(loss) from discontinued operations, net of tax	148	[1]	8,618	[1]	(11,332)	[1]
Net income/(loss)	(16,295)		142,630		61,603
Average assets	25,068,721		24,733,626		25,677,371
Depreciation and amortization	117,972		89,321		82,500
Expenditures for long-lived assets	21,862		35,408		42,631
Number of Operating Segments	4
Regional Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	597,992		561,902		556,822
Provision/(provision credit) for loan losses	(898)		(61,505)		92,297
Noninterest income	252,691		266,828		286,669
Noninterest expense	567,581		564,920		606,152
Income/(loss) before income taxes	284,000		325,315		145,042
Provision/(benefit) for income taxes (Note 16)	103,066		119,706		52,315
Net income/(loss)	180,934		205,609		92,727
Average assets	12,656,612		11,456,329		11,423,745
Depreciation and amortization	71,815		52,830		44,201
Expenditures for long-lived assets	17,054		24,912		33,369
Capital Markets [Member]
Segment Reporting Information [Line Items]
Net interest income	20,308		22,090		21,649
Noninterest income	334,979		355,739		424,170
Noninterest expense	263,308		320,835		318,188
Income/(loss) before income taxes	91,979		56,994		127,631
Provision/(benefit) for income taxes (Note 16)	34,750		21,608		47,809
Net income/(loss)	57,229		35,386		79,822
Average assets	2,311,463		2,257,841		2,115,716
Depreciation and amortization	20,483		12,777		9,740
Expenditures for long-lived assets	1,837		4,465		1,142
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(23,564)		(6,472)		(354)
Noninterest income	27,056		69,338		63,339
Noninterest expense	101,312		105,164		70,181
Income/(loss) before income taxes	(97,820)		(42,298)		(7,196)
Provision/(benefit) for income taxes (Note 16)	(76,831)		(52,264)		(40,774)
Net income/(loss)	(20,989)		9,966		33,578
Average assets	5,224,744		5,131,104		4,984,252
Depreciation and amortization	21,353		16,647		9,042
Expenditures for long-lived assets	2,453		1,134		4,979
Non Strategic [Member]
Segment Reporting Information [Line Items]
Net interest income	93,931		123,312		152,721
Provision/(provision credit) for loan losses	78,898		105,505		177,703
Noninterest income	56,603		94,106		158,547
Noninterest expense	451,500		302,076		347,289
Income/(loss) before income taxes	(379,864)		(190,163)		(213,724)
Provision/(benefit) for income taxes (Note 16)	(146,247)		(73,214)		(80,532)
Income/(loss) from continuing operations	(233,617)		(116,949)		(133,192)
Income/(loss) from discontinued operations, net of tax	148		8,618		(11,332)
Net income/(loss)	(233,469)		(108,331)		(144,524)
Average assets	4,875,902		5,888,352		7,153,658
Depreciation and amortization	4,321		7,067		19,517
Expenditures for long-lived assets	$ 518		$ 4,897		$ 3,141

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.